Investment in Joint Ventures (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Liability	$ 9,883,035	$ 9,743,301
Southland Holdings [Member]
Membership in joint venture	23.33%
Liability	$ 765,421,000	$ 733,402,000
Southland Holdings [Member] | American Bridge [Member]
Partnership interest in the joint venture.	35.00%	35.00%	35.00%
Liability	$ 47,200,000	$ 45,400,000
Southland Holdings [Member] | Forth Crossing Bridge Constructors [Member]
Partnership interest in the joint venture.	28.00%	28.00%	28.00%
Southland Holdings [Member] | Tappan Zee Constructors [Member]
Investment	$ 108,500,000	$ 104,300,000